Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 21, 2020
Registrant Name	dei_EntityRegistrantName	AB BOND FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000003794
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 21, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jan. 21, 2020
Prospectus Date	rr_ProspectusDate	Dec. 12, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A